Employee Benefit Plan, Summary of Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis in conformity with U.S. generally accepted accounting principles.

Investments

The Plan's investments are held in an account at Fidelity Management Trust Company. On each valuation date, as defined by the Plan, securities held by the Plan are valued at fair value, and the increase or decrease in the value of securities held, plus any net income or loss, is allocated to the participant's accounts. Refer to the Fair Value Measurements (Note 7) for additional valuation information.

Net appreciation (or depreciation) in fair value of investments includes realized and unrealized gains and losses. Also included in fair value of investments is the reinvestment of interest and dividends earned on funds invested in the money market and Company Stock funds. Purchases and sales of securities are recorded on a trade-date basis (the date the order to buy or sell is executed). Interest is accrued as earned and dividend income is recorded on the ex-dividend date.

Notes Receivable from Participants

Loans to participants are carried at amortized cost and are measured as the unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions, based upon the terms of the Plan document.
Use of Estimates

The Plan utilizes a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare its financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Payment of Benefits

Distributions to the participants of the Plan are recorded when paid.